UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               ---------------

 Check here if Amendment [  ]; Amendment
 Number:
   This Amendment (Check only one.):  [  ]  is a restatement.
                                      [  ]  adds new holdings entries.

Institutional Investment Manager filing this Report:

 Name: BVF Inc.
      ---------------------------------------
       900 North Michigan Avenue, Suite 1100
      ---------------------------------------
       Chicago, Illinois 60611
      ---------------------------------------

 Form 13F File Number:  28-6800
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:  Mark N. Lampert
       -----------------
 Title: President
       -----------------
 Phone: (312) 506-6500
       -----------------

Signature, Place, and Date of Signing:

 /s/ Mark N. Lampert            San Francisco, CA             August 14, 2008
------------------------   ---------------------------  -----------------------
     [Signature]                [City, State]                   [Date]


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


 Number of Other Included Managers:           1
                                        -------------

 Form 13F Information Table Entry Total:     35
                                        -------------

 Form 13F Information Table Value Total:   286,016
                                        -------------
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



 No.     Form 13F File Number           Name

 1       28-6770                        BVF Partners L.P.

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
     COLUMN 1                    COLUMN 2  COLUMN 3     COLUMN 4            COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8

                                                                             SHRS OR
                                                                         SH/PRN/PUT/CALL
  NAME OF ISSUER                                         VALUE            TOTAL SHARES    INVESTMENT     OTHER       VOTING
                           TITLE OF CLASS   CUSIP      (X1,000)             HELD          DISCRETION    MANAGERS    AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                SOLE  SHARED    NONE
ANADYS PHARMACEUTICALS         COM        03252Q408          1,533               681,500   Shared-defined     1          681,500
AP PHARMA INC                  COM        00202J203          1,632             1,431,521   Shared-defined     1        1,431,521
ARIAD PHARMACEUTICALS INC      COM        04033A100         15,174             6,322,621   Shared-defined     1        6,322,621
ARENA PHARMACEUTICALS          COM        040047102          5,845             1,126,264   Shared-defined     1        1,126,264
ARQULE INC                     COM        04269E107         33,027            10,162,060   Shared-defined     1       10,162,060
AUTOIMMUNE INC                 COM        052776101          6,490             3,605,297   Shared-defined     1        3,605,297
AVALON PHARMACEUTICALS INC     COM        05346P106          1,502             1,262,428   Shared-defined     1        1,262,428
AVIGEN INC                     COM        053690103          3,481             1,204,600   Shared-defined     1        1,204,600
COMBINATORX INC                COM        20010A103         12,265             3,454,949   Shared-defined     1        3,454,949
CURAGEN CORP                   COM        23126R101          1,509             1,571,411   Shared-defined     1        1,571,411
CURIS INC                      COM        231269101          8,053             5,515,541   Shared-defined     1        5,515,541
CYPRESS BIOSCIENCES INC     COM PAR $.02  232674507         20,732             2,883,484   Shared-defined     1        2,883,484
DEPOMED INC                    COM        249908104          2,434               758,100   Shared-defined     1          758,100
EVOTEC AG                      COM        30050E105          4,687             1,416,144   Shared-defined     1        1,416,144
EXELIXIS INC                   COM        30161Q104          1,100               220,000   Shared-defined     1          220,000
FLAMEL TECHNOLOGIES SA      SPONSORED ADR 338488109         16,357             1,634,086   Shared-defined     1        1,634,086
GENAERA CORP                   COM NEW    36867G209          2,540             1,395,439   Shared-defined     1        1,395,439
GENELABS TECHNOLOGIES INC      COM NEW    368706206            369               586,198   Shared-defined     1          586,198
IMMUNOGEN INC                  COM        45253H101          9,943             3,249,489   Shared-defined     1        3,249,489
INFINITY PHARMACEUTICALS INC   COM        45665G303         15,374             1,960,949   Shared-defined     1        1,960,949
INHIBITEX INC                  COM        45719T103          1,711             2,592,465   Shared-defined     1        2,592,465
LIGAND PHARMACEUTICALS INC     CL B       53220K207          5,104             1,962,900   Shared-defined     1        1,962,900
NEUROBIOLOGICAL TECH INC       COM NEW    64124W304          7,510             5,288,754   Shared-defined     1        5,288,754
NEUROCRINE BIOSCIENCES INC     COM        64125C109         22,705             5,418,800   Shared-defined     1        5,418,800
NOVACEA INC                    COM        66987B103          3,904             1,507,271   Shared-defined     1        1,507,271
NPS PHARMACEUTICALS INC        COM        62936P103         23,166             5,205,915   Shared-defined     1        5,205,915
NEKTAR THERAPUTICS             COM        640268108          7,071             2,110,700   Shared-defined     1        2,110,700
ORTHOLOGIC CORP                COM        68750J107          3,859             3,858,808   Shared-defined     1        3,858,808
OSTEOLOGIX INC                 COM        68858P104            697               757,574   Shared-defined     1          757,574
PALATIN TECHNOLOGIES INC     COM NEW      696077304            146               768,800   Shared-defined     1          768,800
REPLIGEN CORP                  COM        759916109         10,280             2,178,050   Shared-defined     1        2,178,050
SGX PHARMACEUTICALS INC        COM        78423C108          6,090             4,511,174   Shared-defined     1        4,511,174
SUPERGEN INC                   COM        868059106         12,651             6,171,399   Shared-defined     1        6,171,399
TAPESTRY PHARMACEUTICALS INC COM NEW      876031204             22             1,320,400   Shared-defined     1        1,320,400
TARGACEPT INC                  COM        87611R306         17,053             2,345,639   Shared-defined     1        2,345,639
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